Consolidated Statement of Cash Flows $ in Thousands, $ in Thousands, ¥ in Millions		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Operating activities
Profit before income tax		$ 105,598	$ 141,987	$ 132,079	$ 107,397
Adjustments for:
Depreciation expense		29,549	39,731	39,853	33,065
Gain on early termination of right-of-use assets				(29)	(171)
Allowance (Reversal of allowance) on trade and other receivables		77	104	(2)
Equity-settled share-based payment expense		14,476	19,465	5,204
Provision for reinstatement cost		288	387	(7)
Bank loan transaction cost		37	50	416	54
Interest income		(2,490)	(3,348)	(544)	(594)
Interest expense		1,440	1,936	8,414	3,058
Retirement benefit service cost		560	753	619	466
Loss on disposal and write-off of plant and equipment		14	18	211	3
Rent concession					(521)
Gain on disposal of a subsidiary					(731)
Share of profit from an associate		(103)	(139)	(101)	(196)
Fair value gain on previously held equity interest		(103)	(139)
Operating cash flows before movements in working capital		149,343	200,805	186,113	141,830
Trade receivables		504	677	(57,003)	19,099
Contract assets		(9,372)	(12,601)	(4,000)	(20,063)
Other receivables		(4,917)	(6,611)	(672)	(5,007)
Other payables		12,666	17,031	4,542	9,505
Cash generated from operations		148,224	199,301	128,980	145,364
Interest received		2,490	3,348	544	594
Income tax paid		(28,365)	(38,140)	(25,703)	(15,505)
Income tax refunded		31	42	4	31
Net cash from operating activities		122,380	164,551	103,825	130,484
Investing activities
Purchase of plant and equipment (Note A)	[1]	(18,196)	(24,466)	(20,648)	(17,332)
Proceeds from sales of plant and equipment		101	136	126	3
Payment for restoration of office				(428)
Placements in fixed deposits		(114)	(154)	(1,255)	(6,865)
Withdrawal of fixed deposits		1,413	1,900
Increase (Decrease) in pledged deposits				1,888	(263)
Disposal of a subsidiary					(9)
Repayment from an associate					784
Dividend income from associate		120	161	13
Acquisition of subsidiary, net of cash acquired		(3,134)	(4,214)
Investment in financial assets measured at fair value through profit or loss		(2,255)	(3,032)	(23,835)
Net cash used in investing activities		(22,065)	(29,669)	(44,139)	(23,682)
Financing activities
Dividends paid		(29)	(39)	(176)	(73,545)
Drawdown of bank loan				252,658	12,000
Distribution to founder				(252,032)
Repayment of lease liabilities		(14,673)	(19,729)	(19,632)	(14,225)
Interest paid		(160)	(215)	(6,847)	(1,424)
Bank loan transaction cost paid				(361)
Repayment of bank loan		(12,977)	(17,449)	(276,564)	(6,080)
Repurchase of American Depositary Shares		(10,129)	(13,620)
Proceeds from issuance of shares, net of issuance costs		1	1	502,406
Proceeds for capital call on non-fully paid-up share capital from non-controlling interests				192
Net cash from (used in) financing activities		(37,521)	(50,451)	199,644	(83,274)
Net increase in cash and cash equivalents		62,794	84,431	259,330	23,528
Effect of foreign exchange rate changes on cash held in foreign currencies		(6,306)	(8,478)	(5,990)	359
Cash and cash equivalents at beginning of year		232,892	313,147	59,807	35,920
Cash and cash equivalents at end of year		$ 289,380	$ 389,100	$ 313,147	$ 59,807

[1]	During the year, the additions to plant and equipment totaling S$25.2 million (2021: S$23.3 million, 2020: S$18.2 million) comprises paid purchases totaling S$24.4 million (2021: S$20.6 million, 2020: S$17.3 million) and a provision of S$0.8 million (2021: S$2.7 million, 2020: S$0.9 million) for estimated future reinstatement cost relating to office improvements (Note 1
9
).